Commitments and Contingent Liabilities - Summary of Detailed Information about Property Plant and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	€ 10,347	€ 10,411
Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	19,924	19,398	€ 21,207
Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	(9,577)	(8,987)	(9,534)
Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	7,228	7,378
Plant and equipment [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	15,321	14,936	16,462
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	(8,093)	(7,558)	€ (8,051)
Finance Leases [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	133	139
Finance Leases [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	322	331
Finance Leases [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	(189)	(192)
Finance Leases [Member] | Buildings [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	122	122
Finance Leases [Member] | Buildings [member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	216	206
Finance Leases [Member] | Buildings [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	(94)	(84)
Finance Leases [Member] | Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	11	17
Finance Leases [Member] | Plant and equipment [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	106	125
Finance Leases [Member] | Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	€ (95)	€ (108)